Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-B
Monthly Servicer's Report
for the month of March 2017

Collection Period Start	1-Mar-17	Distribution Date	17-Apr-17
Collection Period End	31-Mar-17	30/360 Days	30
Beg. of Interest Period	15-Mar-17	Actual/360 Days	33
End of Interest Period	17-Apr-17

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,190,249,771.82	712,804,705.22	656,291,381.27	0.5513896
Total Securities		1,190,249,771.82	712,804,705.22	656,291,381.27	0.5513896
Class A-1 Notes	0.420000%	135,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.180000%	232,000,000.00	43,736,361.49	12,667,425.10	0.0546010
Class A-2b Notes	1.442220%	190,000,000.00	35,818,571.91	10,374,184.35	0.0546010
Class A-3 Notes	1.540000%	280,000,000.00	280,000,000.00	280,000,000.00	1.0000000
Class A-4 Notes	1.700000%	162,800,000.00	162,800,000.00	162,800,000.00	1.0000000
Certificates	0.000000%	190,449,771.82	190,449,771.82	190,449,771.82	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	31,068,936.39	43,007.42	133.9178293	0.1853768
Class A-2b Notes	25,444,387.56	47,353.41	133.9178293	0.2492285
Class A-3 Notes	0.00	359,333.33	0.0000000	1.2833333
Class A-4 Notes	0.00	230,633.33	0.0000000	1.4166666
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	56,513,323.95	680,327.49

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				11,289,581.39
Monthly Interest				3,472,225.63
Total Monthly Payments				14,761,807.02

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				322,270.76
Aggregate Sales Proceeds Advance				22,570,381.02
Total Advances				22,892,651.78

Vehicle Disposition Proceeds:
Reallocation Payments				32,991,084.39
Repurchase Payments				949,222.38
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				10,871,182.86
Excess Wear and Tear and Excess Mileage				272,620.22
Remaining Payoffs				0.00
Net Insurance Proceeds				838,008.28
Residual Value Surplus				838,785.81
Total Collections				84,415,362.74

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	25,835,686.73			1,882
Involuntary Repossession	312,689.66			21
Voluntary Repossession	246,036.00			16
Full Termination	6,587,582.00			440
Bankruptcty	9,090.00			1
Insurance Payoff		823,970.35		58
Customer Payoff			304,049.13	18
Grounding Dealer Payoff			6,105,185.04	317
Dealer Purchase			2,021,229.00	90
Total	32,991,084.39	823,970.35	8,430,463.17	2,843

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-B
Monthly Servicer's Report
for the month of March 2017

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	43,008	834,951,108.43	7.00000%	712,804,705.22
Total Depreciation Received		(12,716,611.80)		(10,233,458.14)
Principal Amount of Gross Losses	(107)	(1,761,665.94)		(1,538,304.77)
Repurchase / Reallocation	(60)	(1,069,706.99)		(949,222.38)
Early Terminations	(1,783)	(30,097,544.61)		(25,078,032.20)
Scheduled Terminations	(1,134)	(21,185,866.17)		(18,714,306.46)
Pool Balance - End of Period	39,924	768,119,712.92		656,291,381.27

Remaining Pool Balance
Lease Payment				123,695,741.39
Residual Value				532,595,639.88
Total				656,291,381.27

III. DISTRIBUTIONS

Total Collections					84,415,362.74
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					84,415,362.74

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					645,809.64
3. Reimbursement of Sales Proceeds Advance					19,876,606.03
4. Servicing Fee:
Servicing Fee Due					594,003.92
Servicing Fee Paid					594,003.92
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					21,116,419.59

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall					0.00
Class A-2a Notes Interest on Interest Carryover Shortfall					0.00
Class A-2a Notes Monthly Available Interest Distribution Amount					43,007.42

Class A-2a Notes Monthly Interest Paid					43,007.42
Chg in Class A-2a Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall					0.00
Class A-2b Notes Interest on Interest Carryover Shortfall					0.00
Class A-2b Notes Monthly Available Interest Distribution Amount					47,353.41

Class A-2b Notes Monthly Interest Paid					47,353.41
Chg in Class A-2b Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					359,333.33

Class A-3 Notes Monthly Interest Paid					359,333.33
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-B
Monthly Servicer's Report
for the month of March 2017

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	230,633.33

Class A-4 Notes Monthly Interest Paid	230,633.33
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	680,327.49
Total Note and Certificate Monthly Interest Paid	680,327.49
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	62,618,615.66

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	56,513,323.95

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	56,513,323.95
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	6,105,291.71

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-B
Monthly Servicer's Report
for the month of March 2017

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			5,951,248.86
Required Reserve Account Amount			17,853,746.58
Beginning Reserve Account Balance			17,853,746.58
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			17,853,746.58
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			6,105,291.71
Gross Reserve Account Balance			23,959,038.29
Remaining Available Collections Released to Seller			6,105,291.71
Total Ending Reserve Account Balance			17,853,746.58

V. POOL STATISTICS

Weighted Average Remaining Maturity			9.58
Monthly Prepayment Speed			136%
Lifetime Prepayment Speed			97%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,547,851.96
Securitization Value of Defaulted Receivables and Casualty Receivables		1,538,304.77	107
Aggregate Defaulted and Casualty Gain (Loss)		9,547.19
Pool Balance at Beginning of Collection Period		712,804,705.22
Net Loss Ratio
Current Collection Period		0.0013%
Preceding Collection Period		-0.0351%
Second Preceding Collection Period		-0.0340%
Third Preceding Collection Period		-0.0023%

Cumulative Net Losses for all Periods		0.2228%	2,651,299.79

Delinquent Receivables:	% of BOP Pool Balance	Amount	Number
31-60 Days Delinquent	0.62%	4,426,458.52	265
61-90 Days Delinquent	0.16%	1,132,278.92	63
91-120+ Days Delinquent	0.06%	417,361.69	27
More than 120 Days	0.01%	68,962.21	4
Total Delinquent Receivables:	0.85%	6,045,061.34	359

61+ Days Delinquencies as Percentage of Receivables (Beginning of Period)		Amount	Number
Current Collection Period		0.22%	0.21%
Preceding Collection Period		0.26%	0.28%
Second Preceding Collection Period		0.31%	0.30%
Third Preceding Collection Period		0.28%	0.26%

Aggregate Sales Performance of Auctioned Vehicles		$	units
Sales Proceeds		32,423,268.73	2,322
Securitization Value		34,132,167.52	2,322
Aggregate Residual Gain (Loss)		(1,708,898.79)

Cumulative Sales Performance of Auctioned Vehicles		$	units
Cumulative Sales Proceeds		156,584,396.16	11,015
Cumulative Securitization Value		168,524,955.73	11,015
Cumulative Residual Gain (Loss)		(11,940,559.57)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			28,187,879.39
Reimbursement of Outstanding Advance			19,876,606.03
Additional Advances for current period			22,570,381.02
Ending Balance of Residual Advance			30,881,654.38

Beginning Balance of Payment Advance			1,428,635.22
Reimbursement of Outstanding Payment Advance			645,809.64
Additional Payment Advances for current period			322,270.76
Ending Balance of Payment Advance			1,105,096.34

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-B
Monthly Servicer's Report
for the month of March 2017

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	NO